EQUITY - Appropriations of Earnings and Dividends Per Share (Details) $ / shares in Units, $ in Millions, $ in Millions	3 Months Ended
	Dec. 31, 2025 TWD ($) $ / shares	Sep. 30, 2025 TWD ($) $ / shares	Jun. 30, 2025 TWD ($) $ / shares	Mar. 31, 2025 TWD ($) $ / shares	Dec. 31, 2024 TWD ($) $ / shares	Sep. 30, 2024 TWD ($) $ / shares	Jun. 30, 2024 TWD ($) $ / shares	Mar. 31, 2024 TWD ($) $ / shares	Dec. 31, 2023 TWD ($) $ / shares	Sep. 30, 2023 TWD ($) $ / shares	Jun. 30, 2023 TWD ($) $ / shares	Mar. 31, 2023 TWD ($) $ / shares	Dec. 31, 2025 USD ($)
Special capital reserve	$ 311,147.0				$ 311,147.0								$ 9,918.6
Cash dividends per share (in NT$ per share) | $ / shares	$ 6.00	$ 6.00	$ 5.00	$ 5.00	$ 4.50	$ 4.50	$ 4.00	$ 4.00	$ 3.50	$ 3.50	$ 3.00	$ 3.00
Appropriation of earnings
Special capital reserve	$ (71,085.1)	$ (94,270.4)	$ 181,554.8	$ 0.0	$ 0.0	$ 0.0	$ 0.0	$ (28,020.8)	$ 28,020.8	$ (17,228.4)	$ (6,365.5)	$ 3,273.5
Cash dividends to shareholders	$ 155,595.1	$ 155,595.1	$ 129,662.9	$ 129,663.1	$ 116,697.3	$ 116,697.3	$ 103,721.5	$ 103,734.5	$ 90,762.2	$ 90,762.3	$ 77,796.2	$ 77,796.2